Cover	Jan. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2024
Entity File Number	001-33911
Entity Registrant Name	EMEREN GROUP LTD
Entity Central Index Key	0001417892
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	100 First Stamford Place
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	+1 510
Local Phone Number	631-6550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	American Depositary Shares, each representing Common stock, 10 shares, no par value per share
Trading Symbol	SOL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false